NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement Dated March 30, 2010
to the Prospectus Dated March 1, 2010

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information on page 36 of the Prospectus regarding how to buy shares by mail has been modified.  Effective immediately, the Funds accept cashier checks as payment for the purchase of shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement Dated March 30, 2010
to the Prospectus Dated March 1, 2010

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information on page 37 of the Prospectus regarding how to buy shares by mail has been modified.  Effective immediately, the Funds accept cashier checks as payment for the purchase of shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund

Supplement Dated March 30, 2010
to the Prospectus Dated March 1, 2010

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information on page 31 of the Prospectus regarding how to buy shares by mail has been modified.  Effective immediately, the Funds accept cashier checks as payment for the purchase of shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund

Supplement Dated March 30, 2010
to the Prospectus Dated March 1, 2010

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information on page 20 of the Prospectus regarding how to buy shares by mail has been modified.  Effective immediately, the Funds accept cashier checks as payment for the purchase of shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund

Supplement Dated March 30, 2010
to the Prospectus Dated March 1, 2010

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information on page 34 of the Prospectus regarding how to buy shares by mail has been modified.  Effective immediately, the Funds accept cashier checks as payment for the purchase of shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

Supplement Dated March 30, 2010
to the Prospectus Dated March 1, 2010

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The information on page 55 of the Prospectus regarding how to buy shares by mail has been modified.  Effective immediately, the Funds accept cashier checks as payment for the purchase of shares.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE